Putnam Investments
One Post Office Square
Boston, MA 02109
August 27, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513)
Post-Effective Amendment No. 72 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940. The Amendment pertains to the registration of shares of the Trust’s new series designated Putnam Municipal Money Market Fund, which will be offered by the same prospectus and statement of additional information that offer Putnam Prime Money Market Fund, an existing series of the Trust.

This Amendment is marked to show changes from Post-Effective Amendment No. 71, filed on May 15, 2007, and refiled on June 13, 2007. The changes reflect the inclusion of data and exhibits that had been omitted from PEA No. 71, as well as revisions intended to respond to comments conveyed to me by telephone on June 27, 2007 by Ms. Linda Stirling of the Commission Staff. The comments and registrant’s responses are as follows:

1. Please include a single set of footnotes to accompany shareholder fees and annual fund operating expenses, consistent with the Staff’s view that this is a single table.

Response: The annual fund operating expenses for the two funds have been consolidated into a single table with one set of footnotes.

2. The footnote in the table of annual fund operating expenses for Municipal Money Market Fund is confusing. Please use plain English.

Response: The footnote has been shortened and simplified.

3. In “What are each fund’s main investment strategies and related risks? – Municipal Money Market Fund,” please replace the term "concentration" in the sub-heading “Concentration of investments” with a different term, such as "focus" to avoid confusion with the concept of industry concentration.

Response: The sub-heading has been changed to “Focus of investments.”

The Amendment is expected to become effective 30 days after filing. Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel
Putnam Investments

cc: Carlo Forcione Esq.
Ropes & Gray LLP